[GRAPHIC OMITTED]                                    2344 Spruce Street, Suite A
First Opportunity Fund, Inc.                            Boulder, Colorado  80302
                                                    www.firstopportunityfund.com
                                                                  [303] 444-5483
                                                             Fax  [303] 245.0420
                                                 EMAIL SCMILLER@BOULDERFUNDS.NET


                                 March 10, 2010



VIA EDGAR, EMAIL AND FEDERAL EXPRESS

Vincent J. Di Stefano, Esq.
Senior Counsel
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:  First Opportunity Fund, Inc. (the "Fund")


Dear Mr. Di Stefano:

     This letter regards the Preliminary Schedule 14A Amendment 2 filed by the Fund on February 3, 2010 (the "Proxy Statement") and responds to the comments conveyed by you and Frank Donaty during our various telephone conversations over the past few weeks. In addition, the 14A amendment filed today has been substantially revised to comply with the SEC's recently adopted enhanced disclosure rules. Capitalized terms in this response letter not otherwise defined will have the meaning ascribed to such term in the Proxy Statement.

     In addition to an EDGAR filing of the revised Proxy Statement (with such filing including revision tags to reference changes from the previous EDGAR filing) we will provide copies to you by courier and email; such copies will include a redline of the revised Proxy Statement so that you can easily identify the changes made.

     1. Valuation Oversight. You asked for assurances that we had made disclosures concerning valuation oversight and, in particular, that we followed the template from the DB Hedge Strategies Fund, LLC filing from 2002. As we discussed, Amendment 2 filed on February 3, 2010, included extensive revisions that conform the proxy statement to the disclosures set out in the DB Hedge Strategies Fund, LLC offering. In particular, Amendment 2 contains the following language which is substantially similar to the DB Hedge Strategies disclosures:

     When the Fund values its securities, market prices may not be readily available for a substantial portion of its investments. Securities for which market prices are not readily available (as is expected to be the case with respect to the Fund's investments in the WHM Hedge Funds) will be valued by the Fund at fair value as determined in good faith in accordance with procedures approved by the Board. As the New Adviser and the Board anticipate that market prices will not be readily available for the hedge funds in which the Fund might invest, the Fund's valuation procedures provide that the fair value of the Fund's investments in hedge funds ordinarily will be the value determined for each such fund in accordance with that fund's own valuation policies. Although the Fund will receive periodic information from each hedge fund regarding its investment performance and investment strategy, the New Adviser may have little or no means of independently verifying valuation information. Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund's net assets if the judgments of the Board, the New Advisers or investment advisers to hedge funds in which the Fund invests should prove incorrect. Also, investment advisers to hedge funds typically provide determinations of the net asset value on a monthly basis, in which event, the Fund's weekly reporting of net asset value may be based on information that is not current and could fluctuate significantly when the Fund updates its portfolio valuations to reflect updated values for its hedge fund investments. See "Net Asset Valuation."

     2. Additional Disclosure Regarding the Directors. Where appropriate, we have added additional disclosure regarding director qualifications, board leadership structure and oversight of risk management, etc., as required under the SEC's recently adopted rule concerning enhanced disclosures. We have provided a redline of the proxy statement showing all such changes.

     We acknowledge on behalf of the Fund that: (i) the Fund is responsible for the adequacy and accuracy of the disclosure in this filing; (ii) SEC Staff comments regarding this filing or changes to disclosure in response to SEC Staff comments regarding this filing reviewed by the SEC Staff do not foreclose the SEC from taking any action with respect to this filing; and (iii) the Fund may not assert SEC Staff comments as a defense in any proceeding initiated by the SEC or by any person under the federal securities laws of the United States.

     If you have questions regarding the resubmitted Proxy Statement or this response letter, please feel free to contact me at 303-442-2156. Please note that I will be traveling for the balance of this week. If you have questions or comments in the meantime, please feel free to discuss them with the Fund's independent counsel, Art Zwickel, at 213-683-6161.

                                               Sincerely,



                                               /s/ Stephen C. Miller
                                               -----------------------------
                                               Stephen C. Miller

                                               President and General Counsel



Cc: Arthur L. Zwickel, Esq., Paul, Hastings, Janofsky, and Walker LLP The Board of Directors of First Opportunity Fund, Inc.
     Rocky Mountain Advisers, LLC
     Stewart Investment Advisers